SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Supplemental Cash Flow Information [Abstract]
Disclosure of detailed information about non-cash balances related to operations [Table Text Block]
For the year ended December 31	2021	2020
(Increase) Decrease in funds receivable from payment processors	$(1,946)	$8,507
(Increase) Decrease in accounts receivable	(9,540)	18,305
Decrease (Increase) in prepaid taxes	1,555	(1,566)
Increase in prepaid expenses, deposits and other assets	(1,291)	(1,094)
Decrease in other assets	202	14
Increase (Decrease) in accounts payable and accrued liabilities	3,579	(8,031)
Increase (Decrease) in income taxes payable	1,071	(1,837)
Increase in other liabilities	596	12
Increase (Decrease) in payable to loyalty program partners	24,646	(27,641)
	$18,872	$(13,331)